Note Payable – Related Party	12 Months Ended
Dec. 31, 2022
Note Payable – Related Party [Abstract]
NOTE PAYABLE – RELATED PARTY

NOTE 13 —NOTE PAYABLE – RELATED PARTY

On September 30, 2020, a portion of the purchase price for the acquisition of Kyle’s was paid by the issuance of a promissory note by 1847 Cabinet to the Kyle’s Sellers in the principal amount of $1,260,000. Payment of the principal and accrued interest on the note was subject to vesting. As of December 31, 2021, the vested principal and accrued interest balance of the related party note was $1,001,183 and $103,156, respectively.

On July 26, 2022, the Company and 1847 Cabinet entered into a conversion agreement with the Kyle’s Sellers, pursuant to which they agreed to convert $797,221 of the vesting note into 1,899 common shares of the Company at a conversion price of $420.00 per share. As a result, the Company recognized a loss on extinguishment of debt of $303,706. Pursuant to the conversion agreement, the note was cancelled, and the Company agreed to pay $558,734 to the Kyle’s Sellers no later than October 1, 2022. See also Note 20 regarding an amendment to the conversion agreement. As of December 31, 2022, the vested principal and accrued interest balance of the related party note was $362,779 and $203,291, respectively.